SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 27, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of retail entities
					Ownership
Entity			Location	Purpose	2020	2019

Nature’s Cure, Inc.	(1	)(3)	Los Angeles - LAX Airport	Dispensary	0%	0%
LAX Fund II Group, LLC	(1	)(4)			0%	0%
Venice Caregiver Foundation, Inc.	(2	)(3)	Venice Beach - Abbot Kinney	Dispensary	0%	0%

					Ownership
Subsidiaries			Location	Purpose	2020	2019

Manlin I, LLC	(1	)(2)(6)	Los Angeles - West Hollywood	Dispensary	100%	100%
Farmacy Collective	(1	)(3)(7)	Los Angeles - West Hollywood	Dispensary	100%	100%
The Source Santa Ana	(1	(4)(6)	Orange County - Santa Ana	Dispensary	100%	100%
SA Fund Group RT, LLC					100%	100%
CYON Corporation, Inc.	(5)		Los Angeles - Beverly Hills	Dispensary	100%	100%
BH Fund II Group, LLC	(6)				100%	100%
MMOF Downtown Collective, LLC	(6)		Los Angeles - Downtown	Dispensary	100%	100%
Advanced Patients’ Collective	(5)				100%	100%
DT Fund II Group, LLC	(5)				100%	100%
MMOF San Diego Retail, Inc.	(6)		San Diego - Kearny Mesa	Dispensary	100%	100%
San Diego Retail Group II, LLC	(5)				100%	100%
MMOF Venice, LLC	(6)		Venice Beach - Lincoln Blvd.	Dispensary	100%	100%
The Compassion Network, LLC	(5)				100%	100%
MMOF PD, LLC	(6)		Palm Desert	Dispensary	100%	100%
MMOF Palm Desert, Inc.	(5)				100%	100%
MMOF SM, LLC	(6)		Santa Monica	Dispensary	100%	100%
MMOF Santa Monica, Inc.	(5)				100%	100%
MMOF Fremont, LLC	(10)		Las Vegas - Downtown Arts District	Dispensary	100%	100%
MMOF Fremont Retail, Inc.	(9)				100%	100%
MME SF Retail, Inc.	(5)		San Francisco	Dispensary	100%	100%
MMOF Vegas, LLC	(10)		Las Vegas - North Las Vegas	Dispensary	100%	100%
MMOF Vegas Retail, Inc.	(9)				100%	100%
MMOF Vegas 2, LLC	(10)		Las Vegas - Cannacopia	Dispensary	100%	100%
MMOF Vegas Retail 2, Inc.	(9)				100%	100%
MME VMS, LLC	(7)		San Jose	Dispensary	100%	100%
Viktoriya’s Medical Supplies, LLC	(7)				100%	100%
Project Compassion Venture, LLC	(9)				100%	100%
Project Compassion Capital, LLC	(9)				100%	100%
Project Compassion NY, LLC	(9)				100%	100%
MedMen NY, Inc.	(11)		New York (Manhattan / Syracuse / Lake Success / Buffalo)	Dispensaries	100%	100%
MME IL Group LLC	(15)		Oak Park, Illinois	Dispensary	100%	100%
Future Transactions Holdings, LLC	(15)				100%	100%
MME Seaside, LLC	(6)		Seaside, California	Dispensary	100%	100%
PHSL, LLC	(6)				100%	100%
MME Sorrento Valley, LLC	(6)		San Diego - Sorrento Valley	Dispensary	100%	100%
Sure Felt, LLC	(6)				100%	100%
Rochambeau, Inc.	(5)		Emeryville, California	Dispensary	100%	100%
Kannaboost Technology, Inc.	(14)		Scottsdale and Tempe, Arizona	Dispensaries	100%	100%
CSI Solutions, LLC	(13)				100%	100%
MME AZ Group, LLC	(13)		Mesa, Arizona	Dispensary	100%	100%
EBA Holdings, Inc.	(14)				100%	100%
MattnJeremy, Inc.	(5)		Long Beach, California	Dispensary	100%	0%
Milkman, LLC	(6)		Grover Beach, California	Dispensary	100%	0%
MME 1001 North Retail, LLC	(15)		Chicago, Illinois	Dispensary	100%	0%
MME Evanston Retail, LLC	(15)		Evanston, Illinois	Dispensary	100%	0%

Schedule of corporate entities
				Ownership
Entity		Location	Purpose	2020	2019

MM CAN USA, Inc.	(5)	California	Manager of MM Enterprises USA, LLC	100%	100%
MM Enterprises USA, LLC	(8)	Delaware	Operating Entity	100%	100%
Convergence Management Services, Ltd.	(17)	Canada	Public Relations Entity	100%	0%

Schedule of management entities
				Ownership
Subsidiaries		Location	Purpose	2020	2019

LCR SLP, LLC	(8)	Delaware	Holding Company	100%	100%
LCR Manager, LLC	(16)	Delaware	Manager of the Real Estate Investment Trust	0%	70%

Schedule of real estate entites
				Ownership
Subsidiaries		Location	Purpose	2020	2019

MMOF Venice Parking, LLC	(6)	Venice Beach - Lincoln Blvd.	Parking Lot	100%	100%
MME RE AK, LLC	(6)	Venice Beach - Abbot Kinney	Building	100%	100%
MMOF RE SD, LLC	(6)	San Diego - Kearny Mesa	Building	100%	100%
MMOF RE Vegas 2, LLC	(10)	Las Vegas - The Strip	Building	100%	100%
MMOF RE Fremont, LLC	(10)	Las Vegas - Downtown Arts District	Building	100%	100%
MME RE BH, LLC	(6)	Los Angeles - Beverly Hills	Building	100%	100%
NVGN RE Holdings, LLC	(10)	Nevada	Genetics R&D Facility	100%	100%

Schedule of property plant and equipment
Land	Not Depreciated
Buildings and Improvements	39 Years
Finance Lease Asset	Shorter of Lease Term or Economic Life
Right of Use Assets	10 - 20 Years
Furniture and Fixtures	3 - 7 Years
Leasehold Improvements	Shorter of Lease Term or Economic Life
Equipment and Software	3 - 7 Years
Construction in Progress	Not Depreciated

Schedule of intangible assets
Dispensary Licenses	15 Years
Customer Relationships	5 Years
Management Agreement	30 Years
Intellectual Property	10 Years
Capitalized Software	3 Years

Schedule of change in tax policy
Increase (Decrease)
Consolidated Balance Sheet
Property and Equipment, Net	$(6,105,588)
Deferred Tax Liabilities	$(9,540,007)
Accumulated Deficit	$3,434,419

Consolidated Statement of Operations
Provision for Income Taxes	$3,355,935
Net Loss and Comprehensive Loss Attributable to Shareholders of MedMen Enterprises Inc.	$3,355,935
Loss Per Share - Basic and Diluted Attributable to Shareholders of MedMen Enterprises Inc.	$0.03

Consolidated Statement of Cash Flows
Deferred Tax (Recovery) Expense	$(3,355,935)
Depreciation and Amortization	$(78,484)
Non - Cash Deferred Tax Impact on Property Purchases	$(6,184,072)

Schedule of financial instruments

	Amortized Cost	FVTPL	TOTAL

Financial Assets:
Cash and Cash Equivalents	$-	$10,093,925	$10,093,925
Restricted Cash	$-	$9,873	$9,873
Accounts Receivable	$963,997	$-	$963,997
Due from Related Party	$3,109,717	$-	$3,109,717
Investments	$-	$3,786,791	$3,786,791

Financial Liabilities:
Accounts Payable and Accrued Liabilities	$79,530,930	$-	$79,530,930
Other Liabilities	$10,780,504	$-	$10,780,504
Acquisition Consideration Related Liabilities	$-	$8,951,801	$8,951,801
Notes Payable	$168,998,605	$-	$168,998,605
Due to Related Party	$4,556,814	$-	$4,556,814
Derivative Liabilities	$-	$546,076	$546,076
Senior Secured Convertible Credit Facility	$166,368,463	$-	$166,368,463

	Amortized Cost	FVTPL	TOTAL

Financial Assets:
Cash and Cash Equivalents	$-	$33,226,370	$33,226,370
Restricted Cash	$-	$55,618	$55,618
Accounts Receivable	$621,945	$-	$621,945
Due from Related Party	$4,921,455	$-	$4,921,455
Investments	$-	$13,018,791	$13,018,791

Financial Liabilities:
Accounts Payable and Accrued Liabilities	$47,610,197	$-	$47,610,197
Other Liabilities	$2,872,380	$-	$2,872,380
Acquisition Consideration Related Liabilities	$-	$774,000	$774,000
Notes Payable	$172,747,559	$-	$172,747,559
Due to Related Party	$5,640,817	$-	$5,640,817
Derivative Liabilities	$-	$9,343,485	$9,343,485
Senior Secured Convertible Credit Facility	$86,855,415	$-	$86,855,415